Accrued Expenses and Other Payables	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

7 - ACCRUED EXPENSES AND OTHER PAYABLES

	December 31, 2024	March 31, 2024
Accrued payroll	$42,196	$121,120
Advances from customers	26,445	25,099
Advances from IGH Holding Inc	49,000	49,000
Accrued warranty	37,363	27,714
Payroll tax and sales tax payable	112,068	245,226
Accrued store expenses	51,077	21,975
Accrued IPO offering cost	-	225,000
Accrued freight in cost	94,650	107,255
Accrued interest expense	19,670
Accrued professional fee	-	103,000
Accrued Expenses and Other Current Liabilities	$432,469	$925,389

7 - ACCRUED EXPENSES AND OTHER PAYABLES

	March 31, 2024	March 31, 2023
Accrued payroll	$121,120	$15,808
Advances from customers	25,099	36,396
Advances from IGH Holding Inc	49,000	-
Accrued warranty	27,714	22,056
Payroll tax and sales tax payable	245,226	155,689
Accrued store expenses	21,975	123,996
Accrued IPO offering cost	225,000	11,717
Accrued freight in cost	107,255	-
Accrued professional fee	103,000	-
Accrued Expenses and Other Current Liabilities	$925,389	$365,662